Deferred income tax	12 Months Ended
Dec. 31, 2020
Deferred income tax
Deferred income tax

16       Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate enacted in each country that are expected to apply in the period the temporary difference will reverse. (Uruguay: 25%, Argentina: 30% and 25% (see Note 11), Italy: 27.5%, Armenia: 20%, Brazil: 34%, Ecuador: 25%, Spain: 25%, Luxembourg: 25%).

The evolution of deferred tax assets and liabilities during the years 2020 and 2019 are as follows:

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2020	222,724	25,626	28,126	276,476
Increase/(Decrease) of deferred tax liabilities for the year	(5,207)	18,022	(16,800)	(3,985)
Translation differences and inflation adjustment	(2,186)	(7,467)	(8,081)	(17,734)
Balances at December 31, 2020	215,331	36,181	3,245	254,757
Balances at January 1, 2019	278,047	—	29,627	307,674
Increase/(Decrease) of deferred tax liabilities for the year	(48,671)	25,626	(224)	(23,269)
Translation differences and inflation adjustment	(6,652)	—	(1,277)	(7,929)
Balances at December 31, 2019	222,724	25,626	28,126	276,476

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2020	15,906	164,282	1,681	8,967	190,836
Increase/(decrease) of deferred tax assets for the year	10,868	(3,920)	(417)	3,289	9,820
Translation differences and inflation adjustment	(2,607)	(39,738)	(112)	(1,693)	(44,150)
Balances at December 31, 2020	24,167	120,624	1,152	10,563	156,506
Balances at January 1, 2019	6,183	170,341	2,006	11,455	189,985
(Decrease)/increase of deferred tax assets for the year	9,934	766	(343)	(2,280)	8,077
Translation differences and inflation adjustment	(211)	(6,825)	18	(208)	(7,226)
Balances at December 31, 2019	15,906	164,282	1,681	8,967	190,836

The recoverability analysis of deferred tax assets and liabilities is as follows:

	For the Year ended
	December 31,
	2020	2019
Deferred tax assets to be recovered within 12 months	1,533	344
Deferred tax assets to be recovered after 12 months	154,973	190,492
Deferred tax liabilities to be recovered within 12 months	(4,586)	(1,109)
Deferred tax liabilities to be recovered after 12 months	(250,171)	(275,367)

The Group does not recognize deferred tax assets for unused tax loss carryforward or unused tax credit if it is not probable that there will be sufficient future taxable profit against which the loss carryforward or credit can be utilized.

At December 31, 2020 an amount of USD 167.5 million (USD 59.9 million at December 31, 2019) has not been recognized within deferred tax assets because there is not sufficient evidence that there will be enough taxable profit available to allow the benefit of part or all of that deferred tax asset to be utilized. Unused tax loss carryforwards do not expire although there are certain deduction limits.

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	2020	2019
Deferred tax assets	73,038	147,475
Deferred tax liabilities	(171,289)	(233,115)